Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Mr. Gang Lai [Member]
Schedule of Related Parties [Line Items]
Total due to related parties	$ 157,207	$ 446,460
Ms. Lin Yang [Member]
Schedule of Related Parties [Line Items]
Total due to related parties	87	85
Related Party [Member]
Schedule of Related Parties [Line Items]
Total due to related parties	$ 157,294	$ 446,545